As filed with the Securities and Exchange Commission on August 21, 2002

                                                              File No. 333-01741
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       Post-Effective Amendment No. 12 to
                             Registration Statement
                                       on
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-BB-2

                  CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02
                           (Exact Name of Registrant)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

               900 Cottage Grove Road, Hartford, Connecticut 06152
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (860) 534-4100

         Mark A. Parsons, Esquire                           Copy To:
Connecticut General Life Insurance Company         George N. Gingold, Esquire
           280 Trumbull Street                            P.O. Box 155
       Hartford, Connecticut 06103               West Hyannisport, MA 02672-0155
 (Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous

   Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                (Title and Amount of Securities Being Registered)

     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24F-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration.

      Form 24F-2 was filed on February 22, 2002 for Registrant's fiscal year ended December 31, 2001.

It is proposed that this filing will become effective:
_________ immediately upon filing pursuant to paragraph (b) of Rule 485
___|X|___ on August 8, 2002, pursuant to paragraph (b) of Rule 485
_________ 60 days after filing pursuant to paragraph (a) of Rule 485
_________ on _______, pursuant to paragraph (a) of Rule 485

NOTE: Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-01741 for the purpose of including in the Registration Statement a Prospectus Supplement which adds new variable sub-accounts to the variable life policies described in the registration statement and amends certain other disclosure in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement

                   Supplement to Prospectus Dated May 1, 2002
                        Supplement Dated August 21, 2002

This Supplement should be retained with the current Prospectus for the variable universal life insurance policy issued by Connecticut General Life Insurance Company ("CGLIC"). If you do not have a current Prospectus, please contact the Corporate Insurance Department of CGLIC at 860.534.4100.

Effective on and after September 3, 2002, the Alger American Small Capitalization Portfolio, the Fidelity VIP High Income Portfolio and the Neuberger Berman AMT Partners Portfolio are no longer available to accept new allocations of net premium payments or receive transfers of values from other sub-accounts.

Effective on and after September 3, 2002, the Goldman Sachs VIT MidCap Value Fund, the PIMCO VIT High Yield Portfolio and the Vanguard VIF Small Company Growth Portfolio are available to accept allocations of net premium payments and to receive transfers of values from other sub-accounts.

                                  A. THE FUNDS

Effective September 3, 2002, the following information is added to the description of The Funds located on pages 12 through 15 of your Prospectus.

----------------------------------------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and          Funds Available          Brief Description of Each Fund's Investment
Distributors                              Under the Policies       Objective
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable                    MidCap Value Fund        (Mid Cap Stocks) Seeks long-term growth of
Insurance Trust                                                    capital primarily through investments in mid-
                                                                   capitalization U.S. stocks that are believed to be
Managed by:                                                        undervalued or undiscovered by the marketplace.
Goldman Sachs Asset
Management
32 Old Slip
New York, NY 10005

Distributed by:
Goldman, Sachs & Co.
85 Broad Street
New York, NY 10004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust            High Yield Portfolio     (High Yield Bonds) Seeks to achieve its
                                                                   investment objective by investing under normal
Managed by:                                                        circumstances at least 80% of its assets in a
Pacific Investment Management                                      diversified portfolio of high yield securities ("junk
Company LLC                                                        bonds") rated below investment grade but rated at
840 Newport Center Drive                                           least B by Moody's or S&P, or, if unrated,
Suite 300                                                          determined by PIMCO to be of comparable quality.
Newport Beach, California 92660                                    The remainder of assets may be invested in
                                                                   investment grade fixed income instruments. The
Distributed by:                                                    average portfolio duration of which normally varies
PIMCO Funds Distributors LLC                                       within a two to six-year time frame based on
2187 Atlantic Street                                               PIMCO's forecast for interest rates.
Stamford, CT  06902
----------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Variable Insurance            Small Company            (Small Cap Stocks) Invests mainly in the stocks of
Fund                                      Growth Portfolio         smaller companies, which at the time of purchase
                                                                   typically have a market value of less than $1-$2
Managed by:                                                        billion. These companies are considered by the
The Vanguard Group                                                 Portfolio's advisers to have above-average
PO Box 2900                                                        prospects for growth, but often provide little or no
Valley Forge, PA 19482                                             dividend income.

Distributed by:
The Vanguard Group
PO Box 2900
Valley Forge, PA 19482
----------------------------------------------------------------------------------------------------------------------------


CVULI-PROS-SUPP 8/21/02         Page 1 of 2                               548217

                                 B. EXPENSE DATA

The following Expense Data relate to Goldman Sachs VIT MidCap Value Fund, the PIMCO VIT High Yield Portfolio and the Vanguard VIF Small Company Growth Portfolio. Expense Data for the other underlying variable sub-accounts of your Policy are located on Pages 8 and 9 of the Prospectus.

                                  Goldman Sachs                  PIMCO                  Vanguard (R)
                             Variable Insurance Trust   Variable Insurance Trust   Variable Insurance Fund

                                      MidCap                   High Yield               Small Company
                                    Value Fund                 Portfolio             Growth Portfolio (b)
Separate Account Annual
Expenses
Mortality and Expense Risk
Charge ...................             0.85%                       0.85%                     0.85%
Administrative Expense
Charge ...................             0.10                        0.10                      0.10
                                       ----                        ----                      ----

Total Separate Account
Annual Expenses ..........             0.95                        0.95                      0.95
                                       ====                        ====                      ====

Fund Portfolio Annual
Operating  Expenses
Management Fees ..........             0.94                        0.40                      0.51
Other Expenses ...........              (--)                       0.36 (a)                  0.00
                                       ----                        ----                      ----
Total Gross Expenses .....             0.94                        0.76                      0.51
Waivers and
  Reimbursements .........             0.01                        0.01                       (--)
                                       ----                        ----                      ----
Total Net Fund Portfolio
Annual
Operating Expenses                     0.93%                       0.75%                     0.51% (c)
                                       ====                        ====                      ====

(a) "Other Expenses" reflect .35% administrative fee and 0.01% representing the class' pro rata Trustees' fees.
(b) The Portfolio's fiscal year changed from September 30 to December 31, effective December 31, 2001.
(c)  Annualized.

C. ADDITIONAL INFORMATION REGARDING THE CONNECTICUT GENERAL LIFE INSURANCE COMPANY FINANCIAL STATEMENTS CONTAINED IN YOUR PROSPECTUS

Connecticut General Life Insurance Company's run-off reinsurance operations include specialty life reinsurance contracts that guarantee certain minimum death benefits based on unfavorable changes in variable annuity account values. Liabilities for this business are estimated using actuarial assumptions as to premiums, future investment yield, mortality, withdrawals, equity market returns and the volatility of the underlying equity and bond mutual fund investments. These assumptions are based on Connecticut General Life Insurance Company's experience, actuarial tables and historical market experience adjusted to reflect both short-term and long-term future expectations.

As disclosed in CIGNA Corporation's Form 10-Q for the period ended June 30, 2002, significant and sustained stock market declines could trigger increased payments under these contracts. If the stock market were to remain at or fall below current levels for a sustained period, CIGNA would be required to increase reserves for these contracts in amounts that would be material to CIGNA's consolidated results of operations and could be material to its financial condition. These amounts are not expected to be material to CIGNA's liquidity.


CVULI-PROS-SUPP 8/21/02         Page 2 of 2

                   Supplement to Prospectus Dated May 1, 2002
                        Supplement Dated August 21, 2002

This Supplement should be retained with the current Prospectus for the variable universal life insurance policy issued by Connecticut General Life Insurance Company ("CGLIC"). If you do not have a current Prospectus, please contact the Corporate Insurance Department of CGLIC at 860.534.4100.

Effective on and after September 3, 2002, the Alger American Small Capitalization Portfolio, the Fidelity VIP High Income Portfolio and the Neuberger Berman AMT Partners Portfolio are no longer available to accept new allocations of net premium payments or receive transfers of values from other sub-accounts.

Effective on and after September 3, 2002, the Goldman Sachs VIT MidCap Value Fund, the PIMCO VIT High Yield Portfolio and the Vanguard VIF Small Company Growth Portfolio are available to accept allocations of net premium payments and to receive transfers of values from other sub-accounts.

                                  A. THE FUNDS

Effective September 3, 2002, the following information is added to the description of The Funds located on pages 12 through 15 of your Prospectus.

----------------------------------------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and          Funds Available          Brief Description of Each Fund's Investment
Distributors                              Under the Policies       Objective
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable                    MidCap Value Fund        (Mid Cap Stocks) Seeks long-term growth of
Insurance Trust                                                    capital primarily through investments in mid-
                                                                   capitalization U.S. stocks that are believed to be
Managed by:                                                        undervalued or undiscovered by the marketplace.
Goldman Sachs Asset
Management
32 Old Slip
New York, NY 10005

Distributed by:
Goldman, Sachs & Co.
85 Broad Street
New York, NY 10004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust            High Yield Portfolio     (High Yield Bonds) Seeks to achieve its
                                                                   investment objective by investing under normal
Managed by:                                                        circumstances at least 80% of its assets in a
Pacific Investment Management                                      diversified portfolio of high yield securities ("junk
Company LLC                                                        bonds") rated below investment grade but rated at
840 Newport Center Drive                                           least B by Moody's or S&P, or, if unrated,
Suite 300                                                          determined by PIMCO to be of comparable quality.
Newport Beach, California 92660                                    The remainder of assets may be invested in
                                                                   investment grade fixed income instruments. The
Distributed by:                                                    average portfolio duration of which normally varies
PIMCO Funds Distributors LLC                                       within a two to six-year time frame based on
2187 Atlantic Street                                               PIMCO's forecast for interest rates.
Stamford, CT  06902
----------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Variable Insurance            Small Company            (Small Cap Stocks) Invests mainly in the stocks of
Fund                                      Growth Portfolio         smaller companies, which at the time of purchase
                                                                   typically have a market value of less than $1-$2
Managed by:                                                        billion. These companies are considered by the
The Vanguard Group                                                 Portfolio's advisers to have above-average
PO Box 2900                                                        prospects for growth, but often provide little or no
Valley Forge, PA 19482                                             dividend income.

Distributed by:
The Vanguard Group
PO Box 2900
Valley Forge, PA 19482
----------------------------------------------------------------------------------------------------------------------------


CVULII-PROS-SUPP 8/21/02        Page 1 of 2                               584218

                                 B. EXPENSE DATA

The following Expense Data relate to Goldman Sachs VIT MidCap Value Fund, the PIMCO VIT High Yield Portfolio and the Vanguard VIF Small Company Growth Portfolio. Expense Data for the other underlying variable sub-accounts of your Policy are located on Pages 8 and 9 of the Prospectus.

                                  Goldman Sachs                  PIMCO                  Vanguard (R)
                             Variable Insurance Trust   Variable Insurance Trust   Variable Insurance Fund

                                      MidCap                   High Yield               Small Company
                                    Value Fund                 Portfolio             Growth Portfolio (b)
Separate Account Annual
Expenses
Mortality and Expense Risk
Charge ...................             0.55%                       0.55%                     0.55%
Administrative Expense
Charge ...................             0.10                        0.10                      0.10
                                       ----                        ----                      ----

Total Separate Account
Annual Expenses ..........             0.65                        0.65                      0.65
                                       ====                        ====                      ====

Fund Portfolio Annual
Operating  Expenses
Management Fees ..........             0.94                        0.40                      0.51
Other Expenses ...........              (--)                       0.36 (a)                  0.00
                                       ----                        ----                      ----
Total Gross Expenses .....             0.94                        0.76                      0.51
Waivers and
  Reimbursements .........             0.01                        0.01                       (--)
                                       ----                        ----                      ----
Total Net Fund Portfolio
Annual
Operating Expenses                     0.93%                       0.75%                     0.51% (c)
                                       ----                        ----                      ----

(a) "Other Expenses" reflect .35% administrative fee and 0.01% representing the class' pro rata Trustees' fees.
(b) The Portfolio's fiscal year changed from September 30 to December 31, effective December 31, 2001.
(c)  Annualized.

C. ADDITIONAL INFORMATION REGARDING THE CONNECTICUT GENERAL LIFE INSURANCE COMPANY FINANCIAL STATEMENTS CONTAINED IN YOUR PROSPECTUS

Connecticut General Life Insurance Company's run-off reinsurance operations include specialty life reinsurance contracts that guarantee certain minimum death benefits based on unfavorable changes in variable annuity account values. Liabilities for this business are estimated using actuarial assumptions as to premiums, future investment yield, mortality, withdrawals, equity market returns and the volatility of the underlying equity and bond mutual fund investments. These assumptions are based on Connecticut General Life Insurance Company's experience, actuarial tables and historical market experience adjusted to reflect both short-term and long-term future expectations.

As disclosed in CIGNA Corporation's Form 10-Q for the period ended June 30, 2002, significant and sustained stock market declines could trigger increased payments under these contracts. If the stock market were to remain at or fall below current levels for a sustained period, CIGNA would be required to increase reserves for these contracts in amounts that would be material to CIGNA's consolidated results of operations and could be material to its financial condition. These amounts are not expected to be material to CIGNA's liquidity.


CVULII-PROS-SUPP 8/21/02        Page 2 of 2

                         FEES AND CHARGES REPRESENTATION

The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 12 to this registration statement comprises the following papers and documents:
     The facing sheet:
     Two prospectuses, each consisting of 117 pages;(9)
     The signatures and Power of Attorney;
     Consent of PricewaterhouseCoopers LLP, Independent Accountants.
     Exhibit 1.   Principal Underwriting Agreement between Connecticut
                  General Life Insurance Company and CIGNA Financial Services, Inc. dated as of December 1, 1997.(5)
     Exhibit 2.   Fund Participation Agreements
                       Agreements between Connecticut General Life Insurance Company and
                       (a)  Alger American Fund(1)
                       (b)  Fidelity Variable Products Fund(2)
                       (c)  Fidelity Variable Products FundII(2)
                       (d)  MFS Variable Insurance Trust(2)
                       (e)  OCC Accumulation Trust(2)
                       (f)  Templeton Variable Product Series Fund(2)
                       (g)  CIGNA Variable Products Group(3)
                       (h)  Janus Aspen Series Trust(4)
                       (i)  BT Insurance Funds Trust(6)
                       (j)  Neuberger Berman Advisers Management Trust(8)
                       (k) Amendment to Templeton Variable Product Series Fund Participation Agreement (Exhibit 2(f)).(8)
                       (l)  Goldman Sachs Variable Insurance Trust
                       (m)  Vanguard Variable Insurance Fund
                       (n)  PIMCO Variable Insurance Trust
                       (o) Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement
     Exhibit 3.   Form LN621 - Flexible Premium Variable Life Insurance
                  Policy(4)
     Exhibit 3.1. Form LR485 - Joint and Survivorship Benefit Rider(7)
     Exhibit 4. Certificate of Amendment of Certificate of Incorporation of Connecticut General Life Insurance Company, as filed March 23, 1999.(7)
     Exhibit 5. Certificate of By-laws of Connecticut General Life Insurance Company as amended July 30, 1998.(7)

                  (1) - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-84426) filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                  (2) - Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-89238 filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                  (3) - Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement filed on April 22, 1997.

                  (4) - Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement filed on October 31, 1997.

                  (5) - Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement filed on December 29, 1997.

                  (6) - Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement filed on April 22, 1998.

                  (7) - Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement filed on April 20, 1999.

                  (8) - Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement filed on April 28, 2000.

                  (9) - Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement filed on April 26, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-01741) has been signed below on August 7, 2002 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                Signature                                      Title
                ---------                                      -----

                                         *         President and Director
------------------------------------------         (Principal Executive Officer)
         Patrick E. Welch

                                         *         Assistant Vice President
------------------------------------------         (Principal Financial Officer)
         James Yablecki

                                         *         Vice President
------------------------------------------         (Principal Accounting Officer)
         Michael J. Stephan

                                         *         Director
------------------------------------------
         Harold W. Albert

                                         *         Director
------------------------------------------
         John Cannon III

                                         *         Director
------------------------------------------
         Carol M. Olson

                                         *         Director
------------------------------------------
         Marc L. Preminger

                                         *         Director
------------------------------------------
         Richard H. Forde

                                         *         Director
------------------------------------------
         Heyward R. Donigan

                                         *         Director
------------------------------------------
         David M. Porcello

                                         *         Director
------------------------------------------
         Patricia L. Rowland

                                         *         Director
-----------------------------------------
         W. Allen Schaffer, M.D.

                                         *         Director
------------------------------------------
         Jean H. Walker

                                         *         Director
------------------------------------------
         Farhan Sharaff

*By
------------------------------------------
            Douglas G. Russell                     Senior Vice President
             Attorney-in-Fact
      (A Majority of the Directors)

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form S-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 7th day of August, 2002.

Registrant certifies that this Post-Effective Amendment No. 12 meets all requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

     CG Corporate Insurance Variable Life Separate Account 02 (Registrant)

         By______________________________
           Douglas G. Russell
           Senior Vice President
           Connecticut General Life Insurance Company

     Connecticut General Life Insurance Company (Depositor)

          By______________________________
            Douglas G. Russell
            Senior Vice President